Note 13 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025
Statement Line Items [Line Items]
Credit asset commitments	$ 612,630	$ 635,854	$ 694,300
Loan commitments [member]
Statement Line Items [Line Items]
Credit asset commitments	569,094	589,005	638,708
Letters of credit [member]
Statement Line Items [Line Items]
Credit asset commitments	$ 43,536	$ 46,849	$ 55,592